Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Right to use asset
Right of use assets, net

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars
Cost:
Opening balance	6,612	7,333	1,823
Dispositions	(2,408)	(2,180)	(664)
Additions	1,137	1,459	314
Closing balance	5,341	6,612	1,473

Accumulated depreciation:
Opening balance	3,221	3,245	888
Dispositions	(2,408)	(2,180)	(664)
Depreciation	2,404	2,156	663
Closing balance	3,217	3,221	887

Net book value	2,124	3,391	586

Schedule of Leases liabilities
Leases liabilities

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Opening balance	3,478	4,198	959
Additions	1,137	1,460	313
Payments	(2,408)	(2,180)	(664)
Closing balance	2,207	3,478	608

Schedule of Amounts Recognized in Profit Or Loss
Amounts recognized in Statement of income

	For the year ended December 31
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Depreciation expense on right-to-use assets	2,404	2,156	663
Interest expense on lease liabilities	75	126	21
Cancellation of rental expenses	(2,483)	(2,306)	(685)
	(4)	(24)	(1)